Credit Risk - Disclosure of Segments Exposure by Gross and Net Credit Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,929	£ 211,222
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	716	745
Collateral	280	218
Net exposure	436	527
Stage 3 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Loans and advances to customers	639	627
Collateral	209	190
Net exposure	430	437
Stage 3 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Loans and advances to customers	77	118
Collateral	71	28
Net exposure	£ 6	£ 90